FINANCIAL INSTRUMENTS (Schedule of Company's Financial Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Trade Payables	$ 1,110	$ 1,330
Other payables	2,934	2,803
Liabilities in respect of government grants	4,228	4,059
Total Financial Liabilities	8,272	8,192
Up to 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	1,110	1,330
Other payables	2,934	2,803
Liabilities in respect of government grants	106	179
Total Financial Liabilities	4,150	4,312
1 Year To 2 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables
Other payables
Liabilities in respect of government grants	1,100	712
Total Financial Liabilities	1,100	712
2 Year To 3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables
Other payables
Liabilities in respect of government grants	208	513
Total Financial Liabilities	208	513
3 Year To 4 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables
Other payables
Liabilities in respect of government grants	372	481
Total Financial Liabilities	372	481
4 Year To 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables
Other payables
Liabilities in respect of government grants	501	598
Total Financial Liabilities	501	598
Over 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables
Other payables
Liabilities in respect of government grants	1,941	1,576
Total Financial Liabilities	$ 1,941	$ 1,576